Stock-Based Compensation Plans - Summary of Stock Option Activity and Related Information (Detail) shares in Thousands	12 Months Ended
Dec. 31, 2024 shares $ / shares
Net settlement rights
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options outstanding, beginning of period (in shares)	11,895
Options granted (in shares)	(2,427)
Options exercised (in shares)	(5,251)
Options forfeited (in shares)	(416)
Options expired (in shares)	(2)
Number of options outstanding, ending period (in shares)	8,653
Weighted average exercised price, outstanding, beginning of year (in dollars per share) | $ / shares	$ 13.66
Weighted average exercise price, granted (in dollars per share) | $ / shares	23.90
Weighted average exercise price, exercised (in dollars per share) | $ / shares	10.77
Weighted average exercise price, forfeited (in dollars per share) | $ / shares	23.16
Weighted average exercise price, expired (in dollars per share) | $ / shares	24.60
Weighted average exercised price, outstanding, end of year (in dollars per share) | $ / shares	$ 17.83
Cenovus Replacement Stock Options
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options outstanding, beginning of period (in shares)	1,005
Options expired (in shares)	(43)
Number of options outstanding, ending period (in shares)	348
Weighted average exercised price, outstanding, beginning of year (in dollars per share) | $ / shares	$ 6.49
Weighted average exercise price, expired (in dollars per share) | $ / shares	18.35
Weighted average exercised price, outstanding, end of year (in dollars per share) | $ / shares	$ 3.54
Cenovus Replacement Stock Options | Settled for cash
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Options exercised (in shares)	(614)
Weighted average exercise price, exercised (in dollars per share) | $ / shares	$ 7.34
PSUs
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share units, outstanding, beginning of year (in shares)	10,243
Granted (in shares)	6,368
Exercised (in shares)	(8,903)
Cancelled (in shares)	(742)
United in lieu of dividends (in shares)	244
Number of share units, outstanding, end of year (in shares)	7,210
RSUs
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share units, outstanding, beginning of year (in shares)	7,234
Granted (in shares)	3,393
Exercised (in shares)	(2,286)
Cancelled (in shares)	(466)
United in lieu of dividends (in shares)	273
Number of share units, outstanding, end of year (in shares)	8,148
DSUs
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share units, outstanding, beginning of year (in shares)	1,691
Granted (in shares)	72
United in lieu of dividends (in shares)	58
Redeemed (in shares)	(186)
Number of share units, outstanding, end of year (in shares)	1,761
DSUs | Director
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Granted (in shares)	126